Shareholders' Equity - Schedule of Stock Option Granted is Computed on the Date of Grant According to the Black-Scholes Option Pricing Model (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Granted is Computed on the Date of Grant According to the Black-Scholes Option Pricing Model [Abstract]
Dividend yield		12.31%	10.48%	9.69%
Expected volatility	[1]	25.79%	51.00%	30.00%
Average risk-free interest rate		4.14%	4.53%	1.99%
Expected average term - in years		3 years 10 months 17 days	3 years 10 months 17 days	3 years 10 months 17 days

[1]	Volatility is based on the historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.